UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.3%‡
	Shares	Value

CONSUMER STAPLES — 5.8%
Altria Group	867	$29,201
Kimberly-Clark	357	31,955
Philip Morris International	321	28,299

		89,455

ENERGY — 8.5%
Access Midstream Partners	684	24,952
Cabot Oil & Gas	377	19,898
Kinder Morgan Energy Partners	982	87,300

		132,150

FINANCIALS — 18.3%
Bank of America	10,020	113,426
HCP REIT	440	20,412
Health Care REIT	722	45,370
Omega Healthcare Investors REIT	2,010	51,376
Two Harbors Investment REIT	4,138	51,394

		281,978

HEALTH CARE — 7.5%
Abbott Laboratories	1,714	58,070
Eli Lilly	1,071	57,502

		115,572

INDUSTRIALS — 4.7%
Eaton	1,280	72,896

INFORMATION TECHNOLOGY — 50.5%
Cisco Systems	4,587	94,355
Cognizant Technology Solutions, Cl A*	1,173	91,705
EMC*	2,388	58,769
Facebook, Cl A*	2,796	86,592
Intel	2,628	55,293
International Rectifier*	1,049	20,445
Juniper Networks*	2,304	51,563
KLA-Tencor	373	20,481
Netscout Systems*	2,638	68,667
ON Semiconductor*	13,075	102,639
OSI Systems*	575	31,315
RF Micro Devices*	2,520	12,600
Silicon Laboratories*	1,195	52,150
Telefonaktiebolaget LM Ericsson ADR	2,833	32,863

		779,437

MATERIALS — 3.9%
Dow Chemical	1,868	60,150

	Shares	Value

TELECOMMUNICATION SERVICES — 2.1%
BCE	737	$32,737

Total Common Stock (Cost $1,499,918)		1,564,375

EXCHANGE TRADED FUND — 9.9%
i-Shares S&P 500 Index Fund (Cost $153,850)	1,020	153,469

Total Investments — 111.2%
(Cost $1,653,768)†		$1,717,844

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (25.9)%
	Shares	Value

INDUSTRIALS — (1.9)%
Nidec	(500)	$(28,651)

INFORMATION TECHNOLOGY — (24.0)%
Altera	(522)	(17,445)
ASML Holding, Cl G	(904)	(67,882)
Cree*	(489)	(21,100)
Google, Cl A*	(90)	(68,012)
International Business Machines	(302)	(61,327)
OmniVision Technologies*	(1,975)	(30,356)
Riverbed Technology*	(612)	(11,873)
Sourcefire*	(334)	(14,228)
Synaptics	(467)	(16,382)
Texas Instruments	(966)	(31,955)
Vishay Intertechnology*	(2,756)	(30,289)

		(370,849)

Total Common Stock (Proceeds $363,055)		(399,500)

Total Securities Sold Short — (25.9)%
(Proceeds $363,055)††		$(399,500)

Percentages are based on Net Assets of $1,544,486.
*		Non-income producing security.
‡		More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR	–	American Depositary Receipt
Cl	–	Class
REIT	–	Real Estate Investment Trust

As of January 31, 2013, all of the Fund’s investments and securities sold short were considered Level 1.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE U.S. EQUITY LONG SHORT FUND
JANUARY 31, 2013 (Unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

†	At January 31, 2013, the tax basis cost of the Fund’s investments was $1,653,768, and the unrealized appreciation and depreciation were $75,276 and ($11,200) respectively.
††	At January 31, 2013, the tax basis proceeds of the Fund’s securities sold short was ($363,055) and the unrealized appreciation and depreciation were $873 and ($37,318) respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-002-0400

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Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013